Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment

9 Property, plant and equipment

Overview of property, plant and equipment, including right-of-use assets

	2019

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

31 December

Cost	1,515	268	5,730	33	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,931)	(17)		(3,488)

Net book value at 31 December	1,104	139	2,799	16	1,108	5,166

Accounting policy change (IFRS 16) (note 30)		470		140		610

Net book value at 1 January	1,104	609	2,799	156	1,108	5,776

Differences on exchange	(56)	(30)	(136)	(9)	(51)	(282)

Additions

– right-of-use assets	–	85	–	77		162

– separately acquired	3	1	46	–	566	616

– acquisition of subsidiaries (note 23)	–	4	2	–	–	6

Reallocations	73	12	610	–	(695)	–

Depreciation	(37)	(114)	(308)	(62)		(521)

Impairment	(6)	(2)	(159)	–	(7)	(174)

Right-of-use assets - reassessments, modifications and terminations	–	(9)	–	(18)		(27)

Disposals	(5)	–	(27)	–		(32)

Net reclassifications as held-for-sale	–	–	(6)	–		(6)

31 December

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)	–	(3,701)

Net book value at 31 December	1,076	556	2,821	144	921	5,518

	2018

	Freehold property £m	Leasehold property £m	Plant, equipment and other £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,455	267	5,552	917	8,191

Accumulated depreciation and impairment	(369)	(124)	(2,816)		(3,309)

Net book value at 1 January	1,086	143	2,736	917	4,882

Differences on exchange	76	4	27	(5)	102

Additions

– separately acquired	5	1	41	722	769

Reallocations	58	2	466	(526)	–

Depreciation	(34)	(11)	(318)		(363)

Impairment	(74)	–	(120)		(194)

Disposals	(13)	–	(17)		(30)

31 December

Cost	1,515	268	5,763	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,948)		(3,488)

Net book value at 31 December	1,104	139	2,815	1,108	5,166

In 2018, the differences on exchange include £149 million of indexation in respect of the operations in Venezuela. However, management believes that such a revaluation is not reflective of the fair value of assets in Venezuela and an impairment charge of £110 million has been recognised, as explained in note 3(h).

Also in 2018, the closing balance of ‘plant, equipment and other’ includes £16 million of leased assets (£33 million of cost and £17 million of accumulated depreciation). Upon adoption of IFRS 16 Leases prospectively from 1 January 2019, the right-of-use assets have been reported in a separate asset class, ‘plant, equipment and other leased’, as explained in note 30.

Right-of-use assets

The Group’s leasehold property arrangements relate mostly to office, retail space and warehouse facilities occupied by Group subsidiaries worldwide, whereas the ‘plant, equipment and other’ leasing arrangements relate principally to the lease of the distribution fleet, industrial equipment as well as tobacco vending machines by the Group’s subsidiaries. Upon adoption of IFRS 16 Leases, £610 million worth of right-of-use assets have been capitalised as at 1 January 2019. During 2019, further additions of £135 million (net of reassessments, modifications and terminations) were made to the Group assets portfolio.

As explained in note 11, contributions to the British American Tobacco UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House). Globe House is included in freehold property above with a carrying value of £184 million (2018: £185 million).

	2019 £m	2018 £m

Cost of freehold land within freehold property on which no depreciation is provided	261	255

Leasehold land and property comprises

– net book value of long leasehold	83	100

– net book value of short leasehold	473	46

	556	146

Contracts placed for future expenditure	133	141